18. LEASES (Details 4) $ in Millions	Dec. 31, 2020 USD ($)
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	$ 33
Less than three months [member]
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	1
Three months to one year [member]
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	4
One to two years [member]
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	5
Two to three years [member]
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	6
Three to four years [member]
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	6
Four to five years [member]
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	7
More than five years [member]
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	$ 4